Net Income (Loss) Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2018
Net Income per Common Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reconciles net income (loss) and weighted average units used in computing basic and diluted net income (loss) per common unit (in thousands, except per unit amounts):

	Year Ended December 31,
	2018	2017	2016
Net Income (Loss) Attributable to Genesis Energy L.P.	$(6,075)	$82,647	$113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	(69,801)	(21,995)	—
Net Income (Loss) Available to Common Unitholders	$(75,876)	$60,652	$113,249

Weighted Average Outstanding Units	122,579	121,546	113,433

Basic and Diluted Net Income (Loss) per Common Unit	$(0.62)	$0.50	$1.00